LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED SEPTEMBER 1, 2020

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION DATED

DECEMBER 27, 2019

OF WESTERN ASSET GOVERNMENT RESERVES

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for Western Asset Government Reserves (the “Fund”):

Effective September 1, 2020, Service Class shares of the Fund are closed to new purchases.

Please retain this supplement for future reference.

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